Loans and secured notes payable - Principal repayment (Details) - Reservoir Holdings Inc And Subsidiaries	Mar. 31, 2021 USD ($)
2022	$ 1,000,000
2023	1,000,000
2024	213,590,848
Total	$ 215,590,848